NET INVESTMENT IN LEASE (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Schedule of Maturity Analysis of Lease Receivable
$
Balance as of December 31, 2025	2,970,685
Interest income recognized during the period	5,990
Net investment in the lease received during the period	(23,775)
Carrying amount immediately prior to derecognition	(2,952,900)

Consideration received from sales of the underlying property	3,046,978
Less: Carrying amount of net investment in finance lease derecognized	(2,952,900)
Gain on derecognition of net investment in lease (unaudited)	94,078